Derivatives (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]:
Schedule of Derivatives in ASC 815 Cash Flow Hedging Relationships [Table Text Block]

The Effect of Derivative Instruments for the years ended December 31, 2012, 2013 and 2014

Derivatives in ASC 815 Cash Flow Hedging Relationships

	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)		Location of Gain / (Loss) Recognized in Income on		Amount of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)
	2012	2013	2014	Derivative (Ineffective Portion)	2012	2013	2014
Interest rate swaps	(51,386)	27,964	(12,988)	Gain / (Loss) on derivative instruments, net	-	254	645
Reclassification to Interest and finance costs	42,877	42,922	35,790		--	--	-
Total	(8,509)	70,886	22,802		-	254	645

Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815 [Table Text Block]

Derivatives Not Designated as Hedging Instruments and ineffectiveness of Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Income on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2012	2013	2014
Non hedging interest rate swaps	Gain / (Loss) on derivative instruments, net	(1,611)	6,459	5,833
Ineffective portion of hedging interest rate swaps	Gain / (Loss) on derivative instruments, net	-	254	645
Forward contracts	Gain / (Loss) on derivative instruments, net	1,149	(165)	(1,009)
Total		(462)	6,548	5,469